Finance Costs/ Income - Schedule of Finance Costs/ Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance costs
Interest payable and similar expense	€ 531	€ 549	€ 62
Other finance income/(costs)	18	(5)
Fair value loss on short-term investments			900
Exchange Rate variances	(241)
Derivative financial instruments movements	(627)
Finance costs	(319)	544	962
Finance income
Exchange Rate variances		51	1,379
Fair value gain on short-term investments
Other finance income
Finance income		€ 51	€ 1,379